UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin E. Douglas, Secretary Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-623-2577

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2006 -October 31, 2006

Item 1.  Reports to Stockholders.

SEMI-ANNUAL

Report

FINANCIAL INVESTORS TRUST

OCTOBER 31, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Funds, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars)of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2006 and held until October 31, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5%hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Financial Investors Trust U.S. Treasury Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual Fund Return	$1,000.00	$1,024.61	$1.68
Hypothetical Fund Return	$1,000.00	$1,023.54	$1.68

Financial Investors Trust U.S. Government Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual Fund Return	$1,000.00	$1,025.61	$1.02
Hypothetical Fund Return	$1,000.00	$1,024.20	$1.02

Financial Investors Trust Prime Money Market Fund

			Expense Paid
	Beginning Account	Ending Account	During Period
	Value 5/1/06	Value 10/31/06	5/1/06 - 10/31/06*
Actual Fund Return	$1,000.00	$1,025.68	$1.02
Hypothetical Fund Return	$1,000.00	$1,024.20	$1.02

* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, and Prime Money Market Fund annualized expense ratios of ..33%, .20%, and .20%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION (UNAUDITED)

October 31, 2006

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	23.00%
Repurchase Agreements	77.43%
U.S. Government Money Market Fund
U.S. Government & Agency Obligations	24.04%
Repurchase Agreements	76.33%
Prime Money Market Fund
Certificates of Deposit	3.58%
Commercial Paper	10.73%
Corporate Notes	3.58%
Repurchase Agreements	82.51%

Percentage of Fund’s Total Net Assets

STATEMENT OF INVESTMENTS (UNAUDITED)

U.S. TREASURY MONEY MARKET FUND

October 31, 2006

Face Value		Value
	U.S. TREASURY OBLIGATIONS 23.00%
	U.S. Treasury Bill
$7,000,000	4.80%, 11/2/06 DN	$6,999,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,999,067)		6,999,067

		Collateral
		Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 77.43%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 6.13% due 5/23/16 with a repurchase amount of $1,200,176	1,200,000	$1,224,058

Agreement with Bank of America and Bank of New York (Tri-party), 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Bill, due 4/19/07 with a repurchase amount of $1,200,176	1,200,000	1,224,631

Agreement with Bear Stearns Companies, Inc., 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Inflation Index Bond, 1.88% due 7/15/13 with a repurchase amount of $1,200,176	1,200,000	1,235,647

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.28%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.00% due 2/15/14 with a repurchase amount of $1,200,176	1,200,000	1,224,867

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Notes, 3.63-4.63% due 7/15/09- 10/31/11 with a repurchase amount of $1,200,175	1,200,000	1,225,014

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.26%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.50% due 11/15/15 with a repurchase amount of $1,200,175	1,200,000	1,224,970

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.16%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 7.88% due 2/15/21 with a repurchase amount of $1,200,172	1,200,000	1,224,362

			Collateral
		Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)
Agreement with Greenwich Capital Markets Inc., 5.25%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 10.38% due 11/15/12 with a repurchase amount of $1,200,175		$1,200,000	$1,224,866

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Strips, due 10/15/07-4/30/11, and U.S. Treasury Principal Strip, 4.63% due 2/29/08 with a repurchase amount of $1,200,176		1,200,000	1,226,166

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.25%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.38% due 5/15/07 with a repurchase amount of $4,357,635		4,357,000	4,446,320

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Bond, 8.75% due 5/15/17 with a repurchase agreement amount of $1,200,176		1,200,000	1,226,941

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.27%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.88% due 10/31/08 with a repurchase amount of $6,000,878		6,000,000	6,120,888

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.25%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.63% due 10/31/11 with a repurchase amount of $1,200,175		1,200,000	1,224,326

TOTAL REPURCHASE AGREEMENTS (Cost $23,557,000)		23,557,000	24,053,056

TOTAL INVESTMENTS (Cost $30,556,067)	100.43%	$30,556,067
Liabilities in Excess of Other Assets	-0.43%	(131,154)
NET ASSETS	100.00%	$30,424,913

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $30,556,067

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

October 31, 2006

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 24.04%
	Federal Home Loan Bank
$45,000,000	4.98%, 11/01/06 DN	$45,000,000

	Federal National Mortgage Association
45,000,000	4.98%, 11/01/06 DN	45,000,000

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $90,000,000)		90,000,000

		Collateral
		Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 76.33%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.30%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Bank Bond, 4.63% due 11/21/08 with a repurchase amount of $16,002,356	16,000,000	$16,320,337

Agreement with Bank of America and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. DN’s, due 7/13/07-7/20/07with repurchase amount of $85,012,490	85,000,000	86,700,039

Agreement with Barclays and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. DN, due 1/23/07 with a repurchase amount of $16,002,351	16,000,000	16,320,448

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Bank Bond, 3.25% due 12/17/07 and Federal National Mortgage Association Note, 3.25% due 6/4/08 with a repurchase amount of $16,002,351	16,000,000	16,322,748

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 4.50% due 8/4/08 with a repurchase amount of $16,002,351	16,000,000	16,320,481

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.30%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal National Mortgage Association Notes, 4.25-6.07% due 4/21/14-6/24/18 with a repurchase amount of $16,002,356	16,000,000	16,320,049

			Collateral
		Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)
Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 6.25% due 7/15/32 with a repurchase amount of $16,002,351		$16,000,000	$16,320,676

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.00-5.40% due 10/29/07-3/3/15 with a repurchase amount of $40,697,979		40,692,000	41,507,674

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by by Federal Farm Credit Bank Bond, 5.13% due 8/25/16 and Federal Home Loan Bank Bonds, 3.63-6.03% due 1/30/08-2/18/11 with a repurchase amount of $16,002,351		16,000,000	16,324,865

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Farm Credit Bank Bonds, 5.70-9.80% due 9/3/08-7/20/09 with a repurchase amount of $16,002,351		16,000,000	16,325,132

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Notes, 3.38-4.63%, due 2/28/07-9/30/08 with a repurchase amount of $16,002,351		16,000,000	16,320,482

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal National Mortgage Association Notes, 3.88-5.00% due 2/15/10- 10/15/11 with a repurchase amount of $16,002,351		16,000,000	16,321,173

TOTAL REPURCHASE AGREEMENTS (Cost $285,692,000)		285,692,000	291,424,104

TOTAL INVESTMENTS (Cost $375,692,000)	100.37%	$375,692,000
Liabilities in Excess of Other Assets	-0.37%	(1,379,087)
NET ASSETS	100.00%	$374,312,913

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $375,692,000

See Notes to Financial Statements.

STATEMENT OF INVESTMENTS (UNAUDITED)

PRIME MONEY MARKET FUND

Otober 31, 2006

Due		Principal
Date		Amount	Value
	CERTIFICATES OF DEPOSIT 3.58%
Barclays Bank PLC
11/6/06	5.28% *	$1,500,000	$1,499,832

Calyon Bank
11/2/06	5.26% *	1,500,000	1,499,694

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,999,526)			2,999,526

	COMMERCIAL PAPER 10.73%
Bavaria Corp.
11/2/06	5.29%	3,000,000	2,999,559

Giro Funding
11/7/06	5.28%	3,000,000	2,997,363

Ormond Quay LLC
11/8/06	5.28%	3,000,000	2,996,920

TOTAL COMMERCIAL PAPER (Cost $8,993,842)			8,993,842

	CORPORATE NOTES 3.58%
American Express
11/13/06	5.29% *	3,000,000	2,999,850

TOTAL CORPORATE NOTES (Cost $2,999,850)			2,999,850

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 82.51%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.30%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal National Mortgage Association Note, 4.73% due 5/25/11 with a repurchase amount of $3,500,515	3,500,000	$3,570,454

Agreement with Bank of America and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal National Mortgage Association DN, due 6/1/07 with a repurchase amount of $17,002,498	17,000,000	17,340,894

		Collateral
	Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)
Agreement with Barclays and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. DN, due 1/23/07 with a repurchase amount of $3,500,514	$3,500,000	$3,570,005

Agreement with Bear Stearns Companies, Inc., 5.30%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 4.88% due 2/15/12 with a repurchase amount of $3,000,442	3,000,000	3,586,014

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Bank Bond, 3.25% due 12/17/07 with a repurchase amount of $3,500,514	3,500,000	3,573,122

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Farm Credit Bank Bond, 4.13% due 4/15/09 and Federal Home Loan Bank Bond, 4.13% due 2/15/08 with a repurchase amount of $3,500,514	3,500,000	3,571,078

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.30%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Note, 5.13% due 2/27/09 and Federal National Mortgage Association Note, 5.40% due 2/23/17 with a repurchase amount of $3,500,515	3,500,000	3,570,536

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Mortgage Corp. Notes, 6.75% due 9/15/29- 3/15/31 and Federal National Mortgage Association Notes, 2.38-7.13% due 1/15/30-4/1/56 with a repurchase amount of $3,500,514	3,500,000	3,575,143

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-Party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Fair Isaac Credit Organization Strip, due 3/7/17, Federal Farm Credit Bank Bond, 4.88% due 1/27/20, and Federal National Mortgage Association Note, 5.40% due 3/3/14 with a repurchase amount of $14,133,076	14,131,000	14,416,076

			Collateral
		Value	Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS (continued)
Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by by Federal Home Loan Bank Bond, 3.63% due 11/14/08 with a repurchase amount of $3,500,514		$3,500,000	$3,571,037

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal Home Loan Bank DN, due 11/24/06 with a repurchase amount of $3,500,514		3,500,000	3,607,692

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by U.S. Treasury Note, 5.14% due 5/15/16 with a repurchase amount of $3,500,514		3,500,000	3,570,197

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 10/31/06 and maturing 11/1/06, collateralized by Federal National Mortgage Association Note, 5.00% due 10/15/11 with a repurchase amount of $3,500,514		3,500,000	3,572,807

TOTAL REPURCHASE AGREEMENTS (Cost $69,131,000)		69,131,000	71,095,055

TOTAL INVESTMENTS (Cost $84,124,218)	100.40%	$84,124,218
Liabilities in Excess of Other Assets	-0.40%	(334,516)
NET ASSETS	100.00%	$83,789,702

*  Floating rate security - rate disclosed as of October 31, 2006. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $84,124,218

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

October 31, 2006

	U.S.	U.S.
	Treasury	Government	Prime
	Money Market	Money Market	Money Market
	Fund	Fund*	Fund*
ASSETS
Investments, at amortized cost (which approximates market value) (1)	$30,556,067	$375,692,000	$84,124,218
Interest receivable	3,441	41,990	31,870
Prepaid and other assets	2,926	1,314	735
Total Assets	30,562,434	375,735,304	84,156,823

LIABILITIES
Dividends payable	128,904	1,362,209	354,367
Accrued investment advisory fee	1,873	19,080	4,958
Accrued administration fee	3,630	24,866	4,054
Accrued board of trustees fee	320	1,968	859
Other payables	2,794	14,268	2,883
Total Liabilities	137,521	1,422,391	367,121

NET ASSETS	$30,424,913	$374,312,913	$83,789,702

COMPOSITION OF NET ASSETS
Paid-in capital	$30,425,117	$374,312,616	$83,805,883
(Over)/Undistributed net investment income	464	1,490	(4,914)
Accumulated net realized loss	(668)	(1,193)	(11,267)
NET ASSETS	$30,424,913	$374,312,913	$83,789,702

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	30,459,546	374,165,886	83,805,791

Net asset value and redemption value per share	$1.00	$1.00	$1.00

(1)	Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and the Prime Money Market Funds in the amounts of:	$23,557,000	$285,692,000	$69,131,000

*	See Note 1 to Financial Statements.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended October 31, 2006

	U.S.	U.S.
	Treasury	Government	Prime
	Money Market	Money Market	Money Market
	Fund	Fund*	Fund*

INVESTMENT INCOME	$932,958	$7,368,946	$1,759,685

EXPENSES
Investment advisory fee	18,975	148,032	35,050
Administration services	302,467	225,573	181,479
Legal	1,157	5,860	1,868
Reports to Shareholders	1,753	5,600	2,024
Insurance	2,703	19,849	3,417
State Registration	2,869	4,232	—
Distribution - Class II	—	18	—
Board of Trustees	1,501	9,180	2,052
Miscellaneous	1,612	8,205	1,472
Total Expenses before fee waiver	333,037	426,549	227,362
Expenses waived by administrator	(267,094)	(95,300)	(149,084)
Expenses waived by investment advisor	(6,325)	(49,344)	(11,683)

Net Expenses	59,618	281,905	66,595

NET INVESTMENT INCOME	873,340	7,087,041	1,693,090

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$873,340	$7,087,041	$1,693,090

* See Note 1 to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money
	Market Fund
	Unaudited
	For the Six Months	For the Year
	Ended	Ended
	October 31, 2006	April 30, 2006
OPERATIONS
Net investment income	$873,340	$1,275,307
Net realized gain on investments	—	41
Net increase in net assets resulting from operations	873,340	1,275,348

DISTRIBUTIONS
Dividends to shareholders from net investment income	(873,340)	(1,275,307)
Net decrease in net assets from distributions	(873,340)	(1,275,307)

BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold	31,173,848	79,587,087
Dividends reinvested	856,538	1,216,509
Shares redeemed	(33,250,551)	(85,092,305)

Net decrease in net assets derived from beneficial interest transactions	(1,220,165)	(4,288,709)

Net decrease in net assets	(1,220,165)	(4,288,668)

NET ASSETS
Beginning of period	31,645,078	35,933,746

End of period*	$30,424,913	$31,645,078

* Includes undistributed net investment income of:	$464	$464

(1) At net asset value of $1.00 per share

See Notes to Financial Statements.

	U.S. Government
	Money Market Fund(1)
	Unaudited
	For the Six Months	For the Year
	Ended	Ended
	October 31, 2006	April 30, 2006
OPERATIONS
Net investment income	$7,087,041	$9,025,742
Net realized gain on investments	—	219
Net increase in net assets resulting from operations	7,087,041	9,025,961

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class I	(7,086,709)	(9,022,761)
Class II	(332)	(2,981)
Net decrease in net assets from distributions	(7,087,041)	(9,025,742)

BENEFICIAL INTEREST TRANSACTIONS (2)
Class I
Shares sold	737,146,777	584,658,345
Dividends reinvested	5,949,724	8,176,182
Shares redeemed	(583,690,426)	(622,968,828)
Class II
Shares sold	—	—
Dividends reinvested	360	3,028
Shares redeemed	(15,587)	(243,084)

Net increase/(decrease) in net assets derived from beneficial interest transactions	159,390,848	(30,374,357)

Net increase/(decrease) in net assets	159,390,848	(30,374,138)

NET ASSETS
Beginning of period	214,922,065	245,296,203

End of period*	$374,312,913	$214,922,065

* Includes undistributed net investment income of:	$1,490	$1,490

(1) See Note 1 to Financial Statements.

(2) At net asset value of $1.00 per share.

See Notes to Financial Statements.

	Prime Money
	Market Fund (1)
	Unaudited
	For the Six Months	For the Year
	Ended	Ended
	October 31, 2006	April 30, 2006
OPERATIONS
Net investment income	$1,693,090	$1,183,577
Net realized loss on investments	—	(459)
Net increase in net assets resulting from operations	1,693,090	1,183,118

DISTRIBUTIONS
Dividends to shareholders from net investment income	(1,698,004)	(1,188,491)
Net decrease in net assets from distributions	(1,698,004)	(1,188,491)

BENEFICIAL INTEREST TRANSACTIONS (2)
Shares sold	92,592,942	121,370,818
Dividends reinvested	183,562	260,812
Shares redeemed	(45,191,613)	(121,033,471)

Net increase in net assets derived from beneficial interest transactions	47,584,891	598,159

Net increase in net assets	47,579,977	592,786

NET ASSETS
Beginning of period	36,209,725	35,616,939

End of period*	$83,789,702	$36,209,725

* Includes over distributed net investment income of:	$(4,914)	—

(1) See Note 1 to Financial Statements.

(2) At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

u.S. TREASuRy MONEy MARkET fuND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Unaudited
	For the
	Six Months
	Ended		For the Years Ended April 30,
	Oct. 31, 2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.02		0.03	0.01	0.01	0.01	0.03
Net realized gain	—		—	0.00 ^	—	—	—
Total from investment operations	0.02		0.03	0.01	0.01	0.01	0.03

Distributions
From net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.03)
From net realized gain	—		—	0.00 ^	—	—	—
Total distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	2.46%		3.56%	1.54%	0.76%	1.26%	2.53%

Ratios/Supplemental Data
Net assets, end of period (000)	$30,425		$31,645	$35,934	$45,762	$80,935	$88,395

Ratio of expenses to average net assets	0.33	%*	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income to average net assets	4.83	%*	3.50%	1.44%	0.78%	1.25%	2.51%
Ratio of expenses to average net assets without fee waivers	1.84	%*	1.80%	1.65%	1.18%	0.76%	0.69%
Ratio of net investment income to average net assets without fee waivers	3.32	%*	2.03%	0.12%	(0.07)%	0.81%	2.15%

^ Less than $0.005 per share.
+ Total return would have been lower had various fees not been waived during the period.
# Total returns for periods of less than one year are not annualized.
* Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

u.S. GOVERNEMNT MONEy MARkET fuND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Unaudited
	For the
	Six Months
	Ended		For the Years Ended April 30,
	Oct. 31, 2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03		0.04	0.02	0.01	0.01	0.03
Net realized gain	—		—	—	—	—	—
Total from investment operations	0.03		0.04	0.02	0.01	0.01	0.03

Distributions
From net investment income	(0.03)		(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
From net realized gain	—		—	—	—	—	—
Total distributions	(0.03)		(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	2.56%		3.77%	1.68%	0.93%	1.43%	2.87%

Ratios/Supplemental Data
Net assets, end of period (000)	$374,313		$214,907	$245,040	$245,482	$407,147	$466,482

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.03	%*	3.69%	1.64%	0.94%	1.42%	2.78%
Ratio of expenses to average net assets without fee waivers	0.30	%*	0.30%	0.30%	0.28%	0.21%	0.21%
Ratio of net investment income to average net assets without fee waivers	4.93	%*	3.59%	1.54%	0.86%	1.41%	2.77%

+ Total return would have been lower had various fees not been waived during the period.
# Total returns for periods of less than one year are not annualized.
* Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

PRIME MONEy MARkET fuND

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Unaudited
	For the
	Six Months
	Ended		For the Years Ended April 30,
	Oct. 31, 2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0.03		0.04	0.02	0.01	0.01	0.03
Net realized gain	—		—	0.00 ^	0.00 ^	—	—
Total from investment operations	0.03		0.04	0.02	0.01	0.01	0.03

Distributions
From net investment income	(0.03)		(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
From net realized gain	—		—	0.00 ^	0.00 ^	—	—
Total distributions	(0.03)		(0.04)	(0.02)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return+#	2.57%		3.78%	1.73%	0.95%	1.42%	2.88%

Ratios/Supplemental Data
Net assets, end of period (000)	$83,790		$36,210	$35,617	$117,879	$98,079	$138,272

Ratio of expenses to average net assets	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.07	%*	3.83%	1.58%	0.95%	1.46%	2.74%
Ratio of expenses to average net assets without fee waivers	0.68	%*	1.31%	0.62%	0.35%	0.26%	0.28%
Ratio of net investment income to average net assets without fee waivers	4.59	%*	2.72%	1.16%	0.79%	1.41%	2.66%

^ Less than $0.005 per share.
+ Total return would have been lower had various fees not been waived during the period.
# Total returns for periods of less than one year are not annualized.
* Annualized.

See Notes to Financial Statements.

notes to FInAnCIAl stAteMents (unAuDIteD)

1.                                      SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the “Funds”).

The U.S. Government Money Market Fund and the Prime Money Market Fund offered two classes of shares (Class I and Class II).  On September 27, 2006, shareholders were informed that Class II of both Funds was closed to new investors.  As of October 25, 2006, no shareholders remained in Class II of both Funds and therefore ceased operations.  Class I of both Funds is the remaining share class.  Prior to October 25, 2006, each class of shares had equal rights as to earnings, assets and voting privileges except that Class II had exclusive voting rights with respect to its Distribution Plan.  Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments were allocated to each class based upon their relative net assets.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes:   It is the Funds’ policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

Classification of Distributions to Shareholders:  Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expenses:  Some expenses of the Trust can be directly attributed to a fund or a fund specific share class.  Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

2.                                      INVESTMENT ADVISORy FEES, ADMINISTRATION FEES AND OTHER  RELATED PARTy TRANSACTIONS

At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”).  Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of each Fund’s average net assets. SSgA FM has voluntarily agreed to waive .035% of their advisory fee until assets for each Fund reach $1 billion.

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc (“GEAM”) was the adviser. SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds until June 10, 2003. GEAM and SSgA FM were entitled to the following advisory fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund	Money Market Fund	Money Market Fund
First $500 million	0.05%	0.04%	0.04%
Next $500 million	0.075%	0.06%	0.06%
Next $500 million	0.10%	0.08%	0.08%
In excess of $1.5 billion	0.15%	0.08%	0.08%

ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

	U.S. Treasury	U.S. Government	Prime
Average Net Assets	Money Market Fund*	Money Market Fund	Money Market Fund*
First $500 million	0.26%	0.16%	0.16%
Next $500 million	0.24%	0.14%	0.14%
In excess of $1 billion	0.22%	0.12%	0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2007, to the extent necessary for U.S. Treasury to maintain a total expense ratio of no more than .33% of its average net assets, U.S. Government to maintain a total expense ratio of no more than .20% of its average net assets, and Prime to maintain a total expense ratio of no more than .20% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

Administration fee includes:  fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

Shareholders holding more than 5.00% of the Funds’ 2006, constituted 40.79% of the U.S. Treasury Money Market Fund, 36.70% of the U.S. Government Money Market Fund and 91.64% of the Prime Money Market Fund.

FunD holDIngs (unAuDIteD)

The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec. gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

FunD proxy VotIng polICIes & proCeDures (unAuDIteD)

Fund policies and procedures used in determining how to vote proxies relating to portfolio securities are available without a charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC’s website at http://www.sec.gov.

suBsequent eVents (unAuDIteD)

Effective November 30, 2006, the U.S. Government Money Market Fund will change its name to the American Freedom U.S. Government Money Market Fund.

trustees & oFFICers (unAuDIteD)

As of October 31, 2006 the Funds represented three series under the Trust.  The Trust’s Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust.  You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling 1-800-298-3442. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee

W. Robert Alexander, (78) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee and Chairman	W. Robert Alexander was elected by the initial shareholder in December 1993 and oversees 3 funds in the trust.

Mr. Alexander was the Chief Executive Officer of ALPS Mutual Funds Services, Inc., (“ALPS”) and ALPS Distributors, Inc., (“ADI”) until September 30, 2005, which provide administration and distribution services, respectively, for proprietary mutual fund complexes. Mr. Alexander is a director of ALPS Holdings, Inc. Because of his affiliation with ALPS and ADI, Mr. Alexander is considered an “interested” Trustee of the Trust. Mr. Alexander is currently a member of the Board of Trustees of the Hunter and Hughes Trusts and Reaves Utility Income Fund.

Edmund J. Burke, (45) 1625 Broadway Suite 2200 Denver, CO 80202	President	Edmund J. Burke was elected as President at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and Director of ALPS and ADI. Mr. Burke joined ALPS in 1991 as Vice President and National Sales Manager. Because of his positions with ADI and ALPS, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is currently President of the Reaves Utility Income Fund, President and Trustee of Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund and Trustee of Financial Investors Variable Insurance Trust.

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee

Jeremy O. May, (36) 1625 Broadway Suite 2200 Denver, CO 80202	Treasurer	Jeremy May was elected as Treasurer at the October 7, 1997 meeting of the Board of Trustees.

Mr. May is Managing Director, Operations & Client Services of ALPS and ADI. Mr. May joined ALPS in 1995 as a Controller. Mr. May was an auditor with Deloitte & Touche LLP in their Denver office. Because of his positions with ALPS and ADI, Mr.May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently Treasurer of Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund.

Erin Douglas, (29)* 1625 Broadway Suite 2200 Denver, CO 80202	Secretary	Erin Douglas was elected as Secretary at the June 15, 2004 meeting of the Board of Trustees.

Ms. Douglas is Associate Counsel of ALPS. Ms. Douglas joined ALPS as Associate Counsel in January 2003. Ms. Douglas is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Douglas is currently Secretary of the Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund.

Michael Akins, (30) 1625 Broadway Suite 2200 Denver, CO 80202	Chief Compliance Officer (“CCO”)	Michael Akins was appointed Chief Compliance Officer at the June 13, 2006 meeting of the Board of Trustees

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of Reaves Utility Income Fund, Clough Global Opportunities Fund, Clough Global Allocation Fund and Clough Global Equity Fund.

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee

Kim Storms, (34)* 1625 Broadway Suite 2200 Denver, CO 80202	Assistant Treasurer	Ms. Storms was elected as Assistant Treasurer at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice- President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Assistant Secretary of Ameristock Mutual Fund, Inc.

INDEPENDENT TRUSTEES

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee

Mary K. Anstine, (65) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Mary K. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Trustee of the Westcore Trust.

Edwin B. Crowder, (74) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Edwin B. Crowder was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.	Mr. Crowder is the President and owner of Eddie Crowder Associates, Inc. Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Robert E. Lee, (71) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	Robert E. Lee was appointed as a Trustee at the December 15, 1998, meeting of the Board of Trustees and oversees 3 funds in the trust.

Mr. Lee is a Director of Storage Technology Corporation and ING Financial Services - North America. Mr. Lee is also a Director of Meredith Capital Corporation and Source Capital Corporation. Mr. Lee is a Trustee of Reaves Utility Income Fund.

Term of Office,
Length of
	Position(s)	Time Served	Principal Occupation During the
Name, Address &	Held	and Number of	Past 5 Years and other Directorships
Age	with Funds	Portfolios Overseen	Held by Trustee

John R. Moran, Jr., (75) 1625 Broadway Suite 2200 Denver, CO 80202	Trustee	John R. Moran was elected at a special meeting of shareholders held on March 21, 1997 and oversees 3 funds in the trust.

Mr. Moran is President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Office Investment Advisory Committee for the University of Colorado; Trustee of the Robert J. Kutak Foundation and Hill Foundation.

*  Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSfER AgENT
& fuND AccOuNTANT
ALPS Fund Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

DISTRIBuTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

LEgAL cOuNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado  80202

INDEPENDENT REgISTERED
PuBLIc AccOuNTINg fIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

cuSTODIAN
State Street Bank & Trust Company
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SuB-cuSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
1.800.298.3442 or visit
www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Item 2.            Code of Ethics.

Not Applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11.          Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)      Not Applicable to this Report.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)      Not applicable.

(b)           The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2007

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	January 9, 2007

4